Income Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Income Taxes [Abstract]
Schedule of Reconciliations of the Differences between the Income Tax Expenses

Reconciliations of the differences between the income tax expenses of the Company and the PRC statutory EIT rate applicable to losses of the consolidated entities are as follows:

	Year ended March 31, 2022	Year ended March 31, 2023	Year ended March 31, 2024
	RMB	RMB	RMB

Loss before income taxes	(134,812)	(106,805)	(69,875)
Income tax computed at respective applicable tax rates	(33,702)	(26,701)	(17,469)
Effect of different tax jurisdiction	2,341	12,323	6,976
Super deduction for research and development expenses (a)	(1,881)	(456)	(547)
Non-deductible expenses	97	728	115
Change in valuation allowance	34,716	15,017	11,852
Total	1,571	911	927

(a)	According to the relevant laws and regulations promulgated by the State Administration of Tax of the PRC, from 2013 onwards, enterprises engaging in research and development activities are entitled to claim 200% of their qualified research and development expenses so incurred as tax deductible expenses. The additional deduction of 100% of qualified research and development expenses (the “Super Deduction”) can be directly claimed in the annual EIT filing. For the years end March 31, 2022, 2023 and 2024, the Super Deduction for research and development expenses available to the Company amounted to RMB1.9 million, RMB0.5 million and RMB0.5 million, respectively.

Schedule of Effect of Tax Holiday

The following table sets forth the effect of tax holiday effect on China operations:

	Year ended March 31, 2022	Year ended March 31, 2023	Year ended March 31, 2024
	RMB	RMB	RMB

Tax holiday effect	3,513	1,235	1,882
Basic and diluted net loss per share effect	0.05	0.02	0.02

Schedule of Effective Income Tax Rate and the PRC Statutory Income Tax Rates

Reconciliations between the effective income tax rate and the PRC statutory income tax rates are as follows:

	Year ended March 31, 2022	Year ended March 31, 2023	Year ended March 31, 2024
	RMB	RMB	RMB

PRC statutory income tax rates	25%	25%	25%
Tax holiday effect	3%	(1)%	(3)%
Difference in tax rates of subsidiaries outside PRC	(8)%	(10)%	(5)%
Super deduction for research and development expenses	1%	0%	1%
Non-deductible expenses	0%	1%	0%
Change in valuation allowance	(20)%	(14)%	(17)%
Effective income tax rate	1%	1%	1%

Schedule of Current and Deferred Portions of Income Tax Expenses

The current and deferred portions of income tax expenses included in the consolidated statements of operations and comprehensive loss are as follows:

	Year ended March 31, 2022	Year ended March 31, 2023	Year ended March 31, 2024
	RMB	RMB	RMB

Current income tax expense/(benefit)	(582)	78	(20)
Deferred tax benefit	(989)	(989)	(907)
Income tax credit, net	(1,571)	(911)	(927)

Schedule of Deferred Tax Assets and Tax Liabilities	The tax effects of temporary differences that give rise to the deferred tax asset and liabilities balances as of March 31, 2023 and 2024 are as follows:
	As of March 31,	As of March 31,
	2023	2024
	RMB	RMB

Deferred tax assets:
Net accumulated loss-carry forward	163,526	150,667
Allowance	238	861
Contract liabilities	172	60
Accruals	842	889
Fair Value Change	1,891	2,778
Less: Valuation allowance	(166,669)	(155,255)

Deferred tax liabilities:
Recognition of intangible assets arising from asset acquisition and business combination	(4,141)	(3,234)

Schedule of Movement of Valuation Allowance

Movement of valuation allowance is as follows:

	Year ended March 31, 2022	Year ended March 31, 2023	Year ended March 31, 2024
	RMB	RMB	RMB

Beginning balance	149,978	177,247	166,669
Change of valuation allowance	27,269	15,017	11,852
Written-off for expiration of net operating losses	-	(22,995)	(23,266)
Decrease of valuation allowances related to the disposal of a subsidiary	-	(2,600)	-
Ending balance	177,247	166,669	155,255